Stock-Based Compensation - Narrative (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance in the Long-Term Incentive Plan	1,700,000		1,700,000
LLC Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 2,077	$ 32	$ 2,141	$ 95
Unrecognized compensation cost	$ 3,025		$ 3,025		$ 670
Share-based compensation vesting period			3 years